Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

The Group has reviewed its subsequent events through the issuance date of the consolidated financial statements, no material subsequent events have occurred that require recognition in or disclosure to the consolidated financial statements.